Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Property and Equipment, Net
Depreciation is recognized over the following useful lives in straight-line method, taking into consideration the assets’ estimated salvage value:

Building	30 years
Computer equipment	3 to 5 years
Furniture, fixtures and office equipment	3 to 5 years
Software	3 to 10 years
Motor vehicles	5 years
Leasehold improvements	The shorter of lease terms and estimated useful lives

Employee Benefit Plans
Employee benefit expenses recognized under these plans for the years ended December 31, 2020, 2021 and 2022 are allocated to the following expense items.

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cost of revenues	3,022,423	5,989,994	6,780,226
Research and development	962,709	1,294,439	316,293
Sales and marketing	1,881,648	3,775,110	4,199,996
General and administrative	2,576,853	3,810,984	3,742,289

Total expense due to employee benefit plans	8,443,633	14,870,527	15,038,804